Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	$ 1,178,676	$ 1,040,914	$ 2,228,682
Liabilities	883,096	763,830	1,972,044
Capital	280,158	269,657	239,990
Net income	15,422	7,427	16,648
Santander Corredora de Seguros Limitada [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	88,492	79,936	82,918
Liabilities	13,388	10,777	12,372
Capital	69,129	70,554	68,159
Net income	1,975	(1,395)	2,387
Santander Corredores de Bolsa Limitada [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	98,496	94,802	1,479,974
Liabilities	51,649	49,038	1,434,843
Capital	45,396	45,053	43,866
Net income	1,451	711	1,265
Santander Asesorias Financieras Limitada [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	54,731	52,070	51,505
Liabilities	1,683	1,142	51
Capital	50,900	51,454	50,481
Net income	2,148	(526)	973
Santander S.A. Sociedad Securitizadora [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	810	630	636
Liabilities	463	175	88
Capital	455	547	639
Net income	(108)	(92)	(91)
Klare Corredora de Seguros S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	3,952	6,415	8,303
Liabilities	681	599	724
Capital	5,816	7,579	8,586
Net income	(2,545)	(1,763)	(1,007)
Santander Consumer Chile S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	742,700	693,992	505,059
Liabilities	662,945	633,177	452,528
Capital	60,588	49,348	39,951
Net income	19,167	11,467	12,580
Sociedad Operadora De Tarjetas De Pago Santander Getnet Chile S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	78,523	16,448
Liabilities	67,301	1,185
Capital	48,990	16,273
Net income	(7,768)	(1,010)
Santander Gestión de Recaudación y Cobranzas Ltda. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	6,636	7,789	8,200
Liabilities	1,816	3,108	3,392
Capital	4,681	4,808	3,777
Net income	139	(127)	1,031
Bansa Santander S.A. [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	103,927	84,496	87,607
Liabilities	82,917	64,582	68,042
Capital	19,914	19,565	20,051
Net income	1,096	349	(486)
Multiplica Spa [Member]
Non-Controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	4,409	4,336	4,480
Liabilities	253	47	4
Capital	1,289	4,476	4,480
Net income	$ (133)	$ (187)	$ (4)